Stable Value Fund (Details) - EBP 015 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts at contract value	$ 179,200	$ 206,403
Synthetic guaranteed investment contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts at contract value	$ 179,200